OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSE
Accretion expense	$ 3,093	$ 2,629
Loss on derivative instruments	572	27,980
Foreign exchange loss	1,942	16,397
Other expense	940	2,188
Total other expense	$ 6,547	$ 49,194